UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2001
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greenhut Overseas, L.L.C.
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Address:   909 Third Avenue, 30th Floor
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           New York, NY  10022
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Form 13F File Number:  28-05238
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gary K. Duberstein
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Title:   Managing Member
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Phone:   212-350-5100
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Signature, Place, and Date of Signing:

/s/ Gary K. Duberstein              New York, NY                    8/9/01
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(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                            ---------------------------
Form 13F Information Table Entry Total:                 14
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Form 13F Information Table Value Total:     $         78,988
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                                                   (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                    FORM 13F

Page 1 of 1              Name of Reporting Manager:  Greenhut Overseas, L.L.C.
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                                                                                  Item 6: Investment Discretion
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Item 1:                Item 2:   Item 3:          Item 4: Fair     Item 5:                     (b) Shared-  (c)      Item 7:
Name of Issuer         Title of  CUSIP Number     Market Value     Shares or                   As Defined   Shared-  Managers See
                       Class                                       Principal      (a) Sole     in Instr. V  Other    Instr. V
                                                                   Amount
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Bethlehem Steel        COM       87509105         3,636,000        1,800,000      1,800,000
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Covanta Energy         COM       22281N103        19,379,000       1,049,800      1,049,800
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Florsheim Shoe Co.     COM       343302105        13,000           15,000         15,000
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Genesis Worldwide      COM       37184G104        5,000            35,000         35,000
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Heilig-Meyers Co.      COM       422893107        7,000            680,000        680,000
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Lucent Technologies    COM       549463107        5,092,000        820,000        820,000
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NCR Corp.              COM       62886E108        4,230,000        90,000         90,000
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New Valley Corp        COM       649080504        600,000          160,000        160,000
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Primesource Corp.      COM       741593107        296,000          75,000         75,000
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Polaroid               COM       731095105        702,000          270,000        270,000
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Ryerson Tull           COM       783755101        4,054,000        300,484        300,484
                       CLA
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Tenneco Automotive     COM       880349105        665,000          204,000        204,000
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Unisys Corp            COM       909214108        5,884,000        400,000        400,000
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Venator Group, Inc.    COM       922944103        34,425,000       2,250,000      2,250,000
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COLUMN TOTAL                                      78,988,000
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Table continued...

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                            Item 8: Voting Authority (Shares)
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Item 1:
Name of Issuer
                            (a) Sole       (b) Shared     (c) None
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Bethlehem Steel             1,800,000
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Covanta Energy              1,049,800
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Florsheim Shoe Co.          15,000
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Genesis Worldwide           35,000
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Heilig-Meyers Co.           680,000
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Lucent Technologies         820,000
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NCR Corp.                   90,000
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New Valley Corp             160,000
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Primesource Corp.           75,000
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Polaroid                    270,000
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Ryerson Tull                300,484
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Tenneco Automotive          204,000
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Unisys Corp                 400,000
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Venator Group, Inc.         2,250,000
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COLUMN TOTAL
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